SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) MW	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 530		$ 431
Property, plant and equipment, at fair value	44,646		44,590
Total assets	51,121		49,722
Total borrowings	19,377		18,082
Other liabilities	10,013		9,873
Additions to property, plant and equipment	552	$ 458
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	285		291
Property, plant and equipment, at fair value	26,634		27,070
Total assets	29,607		29,398
Total borrowings	12,590		12,204
Other liabilities	6,931		6,527
Additions to property, plant and equipment	243	289
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(33)		(20)
Property, plant and equipment, at fair value	(988)		(940)
Total assets	(454)		(387)
Total borrowings	(368)		(332)
Other liabilities	(86)		(55)
Additions to property, plant and equipment	(3)	(9)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	278		160
Property, plant and equipment, at fair value	19,000		18,460
Total assets	21,968		20,711
Total borrowings	7,155		6,210
Other liabilities	3,168		3,401
Additions to property, plant and equipment	$ 312	178
One Hundred Ninety Two MW Hydro Portfolio
Disclosure of operating segments [line items]
Hydro power capacity | MW	192
Right-of-use assets, adjustments	$ 185
One Hundred Ninety Two MW Hydro Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of operating segments [line items]
Right-of-use assets, adjustments	247
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	27,849		28,418
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	35		38
Property, plant and equipment, at fair value	13,009		12,983
Total assets	13,821		13,628
Total borrowings	3,469		3,439
Other liabilities	3,359		3,232
Additions to property, plant and equipment	57	226
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	1		6
Property, plant and equipment, at fair value	1,599		1,544
Total assets	1,836		1,751
Total borrowings	256		245
Other liabilities	177		153
Additions to property, plant and equipment	28	15
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	32		6
Property, plant and equipment, at fair value	1,807		1,965
Total assets	2,067		2,201
Total borrowings	467		439
Other liabilities	512		556
Additions to property, plant and equipment	30	1
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	8,904		9,010
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	22		36
Property, plant and equipment, at fair value	3,322		3,606
Total assets	4,031		3,801
Total borrowings	1,725		1,680
Other liabilities	1,105		773
Additions to property, plant and equipment	44	8
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	7		1
Property, plant and equipment, at fair value	288		274
Total assets	311		292
Total borrowings	78		66
Other liabilities	8		8
Additions to property, plant and equipment	5	1
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	45		60
Property, plant and equipment, at fair value	891		1,095
Total assets	1,027		1,267
Total borrowings	548		669
Other liabilities	187		220
Additions to property, plant and equipment	21	5
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	18		3
Property, plant and equipment, at fair value	148		175
Total assets	270		272
Total borrowings	127		125
Other liabilities	40		22
Additions to property, plant and equipment	0	0
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	76		86
Property, plant and equipment, at fair value	3,507		3,548
Total assets	3,868		3,985
Total borrowings	2,643		2,534
Other liabilities	455		568
Additions to property, plant and equipment	47	24
Energy transition | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	47		48
Property, plant and equipment, at fair value	2,063		1,880
Total assets	2,322		2,101
Total borrowings	1,079		864
Other liabilities	164		211
Additions to property, plant and equipment	9	8
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	2		7
Property, plant and equipment, at fair value	0		0
Total assets	54		100
Total borrowings	2,198		2,143
Other liabilities	924		$ 784
Additions to property, plant and equipment	$ 2	$ 1